Purchase Price Allocation (Tables)	6 Months Ended
Jun. 30, 2023
Purchase Price Allocation
Schedule of Total Purchase Price

The total purchase price and allocated purchase price is summarized as follows:

Number of shares of common stock of the combined company owned by the Company’s stockholders immediately prior to the merger (1)	110,314,022
Multiplied by the fair value per share of common stock (2)	$0.09
Fair value of the Company’s pre-Merger common stock	9,928,262

Number of shares of Series D Preferred Stock at to effectuate the Merger	4,423
Multiplied by the fair value per share (3)	$725.57
Fair value of Series D Preferred Stock issued as consideration	3,209,196

Prairie LLC Transaction costs (4)	2,032,696
Purchase price	$15,170,154

(1)	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.

(2)	Based on the last reported sale price of the common stock on OTC Capital Markets on May 3, 2023, the closing date of the Merger (the “Closing Date”).

(3)	Fair value calculated as described above on May 3, 2023.

(4)	Prairie LLC transaction costs consist primarily of legal expenses incurred by Prairie LLC. The transaction costs have been reflected as an increase in the purchase price.

Schedule of Allocation of Purchase Price to Net Assets Acquired

Purchase Price Allocation:	May 3, 2023
Cash and cash equivalents	$42,360
Accounts receivable	8,014
Prepaid expenses	63,795
Mining equipment (1)	18,140,874
Deposits on mining equipment	2,928,138
Accounts payable and accrued expenses	(3,352,389)
Secured convertible debentures	(1,981,000)
SBA loan payable	(150,000)
Share issuance liability	(529,638)
Net assets acquired	$15,170,154

(1)	In accordance with GAAP for asset acquisitions, the excess purchase price over the fair value of the acquired assets and liabilities was ascribed to the property and equipment acquired. See Note 4 below for additional discussion of the subsequent impairment recognized.